Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Options and Warrants [Abstract]
Stock Options and Warrants
STOCK OPTIONS AND WARRANTS
Stock options - Stock option activity for the six month periods ended June 30, 2013 and June 30, 2012 follows (all prices in Canadian dollars):

	Six Month Periods Ended
	June 30, 2013		June 30, 2012
	Number	Avg. Price	Number	Avg. Price
Outstanding, beginning of period	133,950	$5.76	136,109	$5.70
Granted	91,667	6.45	—	—
Exercised	—	—	(922)	3.00
Expired	—	—	(1,237)	3.00
Outstanding, end of period	225,617	$6.04	133,950	$5.76

Information about options outstanding at June 30, 2013 is as follows:

Grant Date	Expiration Date	Number Outstanding	Number Exercisable
March 18, 2010	March 18, 2020	10,700	10,700
January 18, 2011	January 18, 2021	123,250	92,438
January 11, 2013	January 11, 2023	91,667	—
Total		225,617	103,138

The options granted on March 18, 2010 have an exercise price of C$3.00 per share. These options were granted to directors of Atlas' predecessor company, JJR VI.
On January 18, 2011, Atlas granted options to purchase 123,250 ordinary shares of Atlas stock to officers and directors at an exercise price of C$6.00 per share. The options vest 25% at date of grant and 25% on each of the next three anniversary dates and expire on January 18, 2021. Using the Black-Scholes option pricing model, the weighted average grant date fair value of these options is C$3.72 per share.
On January 11, 2013, Atlas granted options to purchase 91,667 ordinary shares under the Company’s stock option plan, all of which were granted to the Company’s officers. The granted options have an exercise price of C$6.45 and vest equally on the first, second and third anniversaries of the grant date. The options expire on January 11, 2023. Using the Black-Scholes option pricing model, the weighted average grant date fair value of these options is C$4.54 per share.
The Black-Scholes option pricing model was used to estimate the fair value of compensation expense using the following assumptions – risk-free interest rate 1.88% to 3.13%; dividend yield 0.0%; expected volatility 65% to 100%; expected life of 6 to 10 years.
In accordance with Accounting Standard Codification 718 (Stock-Based Compensation), Atlas has recognized stock compensation expense on a straight-line basis over the requisite service period of the last separately vesting portion of the award. In the three month period ended June 30, 2013, Atlas recognized $63,000 in expense compared to $28,000 in the three month period ended June 30, 2012. Stock compensation expense is a component of other underwriting expenses on the income statement. Total unrecognized stock compensation expense related to the 2011 and 2013 grants is $520,000 as of the period ended June 30, 2013 which will be recognized over the next 4 years.
The weighted average exercise price of all the shares exercisable at June 30, 2013 is C$5.69 versus C$5.56 at December 31, 2012 and the grants have a weighted average remaining life of 8.6 years. The stock options outstanding have an intrinsic value as of the period ended June 30, 2013 of $724,000.
In the second quarter of 2013, a new Equity Incentive Plan was approved by Shareholders at the Annual General Meeting. Atlas will cease to grant new stock options under the existing Stock Option Plan. The Equity Incentive Plan is a new securities based compensation plan, pursuant to which Atlas may issue restricted shares, restricted units, stock options and other forms of equity incentives to eligible persons as part of their compensation. The Equity Incentive Plan is considered an amendment and restatement of the Stock Option Plan, although outstanding stock options issued pursuant to the Stock Option Plan will continue to be governed by the terms of the Stock Option Plan.
Under the Equity Incentive Plan, a director who either directly or indirectly purchases up to $100,000 of Atlas stock on the open market or through the employee stock purchase plan (see note 13) will receive a 3 to 1 matching grant of restricted stock (or for Canadian taxpayers, restricted stock units) based on the aggregate purchase price of shares he or she purchases during the six-month period beginning on June 18, 2013 and ending on December 31, 2013 (the “Purchase Period”). The matching grant will be made as soon as administratively possible after the end of the Purchase Period (the “Grant Date”). The number of shares that will be issued on the Grant Date will be determined by dividing (A) the dollar amount of the Company matching contribution due based on purchases during the Purchase Period by (B) the closing share price of one share of Company common stock at close of market on June 17, 2013 (the “Closing Price”). The restricted stock will vest 20% on each anniversary of the Grant Date, subject to the terms of the Guidelines. The matching grant will subject to all of the terms and conditions of the Equity Incentive Plan and applicable grant agreements.
Warrants - On November 1, 2010, 1,327,834 subscription receipts were issued in a private placement for ordinary shares of Atlas as well as warrants to purchase 1,327,834 ordinary shares of Atlas for C$6.00 per share. The subscription receipts were converted to Atlas ordinary shares at Atlas' formation.
During the three month period ended June 30, 2013, 70,997 warrants were exercised in exchange for common shares, leaving 1,256,837 warrants outstanding as of June 30, 2013. Subsequent to June 30, 2013, 66,432 additional warrants were exercised in exchange for common shares.
Atlas' closing stock price on June 28, 2013 (the last trading day of the quarter) on the NASDAQ was $8.95.

STOCK OPTIONS AND WARRANTS
Stock options - Stock option activity for the year ended December 31, 2012 and December 31, 2011 follows (all prices in Canadian dollars):

	2012		2011
	Number	Avg. Price	Number	Avg. Price
Outstanding, beginning of period	136,109	$5.70	36,867	$3.00
Granted	—	—	123,250	6.00
Exercised	(922)	3.00	(24,008)	3.00
Expired	(1,237)	3.00	—	—
Outstanding, end of period	133,950	$5.76	136,109	$5.70

Information about options outstanding at December 31, 2012 is as follows:

Grant Date	Expiration Date	Number Outstanding	Number Exercisable
January 18, 2011	January 18, 2021	123,250	61,625
March 18, 2010	March 18, 2020	10,700	10,700
Total		133,950	72,325

On January 18, 2011, Atlas granted options to purchase 123,250 ordinary shares of Atlas stock to officers and directors at an exercise price of C$6.00 per share. The options vest 25% at date of grant and 25% on each of the next three anniversary dates and expire on January 18, 2021. The weighted average grant date fair value of the options granted on January 18, 2011 is C$3.72 per share.
The Black-Scholes option pricing model was used to estimate the fair value of compensation expense using the following assumptions – risk-free interest rate 2.27% to 3.13%; dividend yield 0.0%; expected volatility 100%; expected life of 6 to 9 years.
In accordance with Accounting Standard Codification 718 (Stock-Based Compensation), Atlas has recognized stock compensation expense on a straight-line basis over the requisite service period of the last separately vesting portion of the award. In both of the years ended December 31, 2012 and 2011, Atlas recognized $113,000 in expense, which is a component of other underwriting expenses on the income statement. Total unrecognized stock compensation expense associated with the January 18, 2011 grant is $225,000 as of the year ended December 31, 2012 which will be recognized ratably through the next 2 years.
The weighted average exercise price of all the shares exercisable at December 31, 2012 and December 31, 2011 was C$5.56 and the grants have a weighted average remaining life of 8 years . The stock options granted on January 18, 2011 have an intrinsic value of $40,000 as of the year ended December 31, 2012.
Warrants - On November 1, 2010, American Acquisition closed a private placement where it issued 1,327,834 subscription receipts for ordinary shares of Atlas and warrants to purchase 1,327,834 ordinary shares of Atlas for C$6.00 per share in connection with the merger. The subscription receipts were converted to Atlas ordinary shares in connection with the merger. All the warrants were still outstanding at December 31, 2012 and expire on December 31, 2013.
Atlas' closing stock price on December 31, 2012 was C$6.30.